INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of income tax and social contribution expense (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
INCOME AND SOCIAL CONTRIBUTION TAXES
Statutory tax rate	34	34
Income tax rate	25.00%	25.00%
Social contribution tax rate	9.00%	9.00%
Income before taxes	R$ 11,277,490	R$ 5,730,773	R$ 5,134,722
Income and social contribution tax expenses, at the tax rate of 34%	(3,834,347)	(1,948,463)	(1,745,805)
Equity pickup, net of effects from interest on equity received and surplus value of the assets purchased attributed to the Company (Note 12)	(1,988)	537	423
Unclaimed interest on equity	(14,426)	(21,843)	(11,432)
Temporary differences in subsidiaries		2,007
Non-deductible expenses, gifts, incentives	(76,671)	(94,413)	(88,916)
Deferred taxes recognized in subsidiaries on tax loss carryforwards, negative basis and temporary differences referring to prior years		132,080
Tax benefit related to interest on equity allocated	1,547,000	821,657	738,529
Other (additions) exclusions	31,200	(13,545)	57,721
Tax debits	R$ (2,349,232)	R$ (1,121,983)	R$ (1,049,480)
Effective rate	20.8	19.6	20.4
Current income and social contribution taxes	R$ (832,485)	R$ (580,578)	R$ (288,063)
Deferred income and social contribution taxes	R$ (1,516,747)	R$ (541,405)	R$ (761,417)